STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,573,894	2,472,774
Granted and reinvested dividends (in shares)	1,341,801	1,026,067
Exercised (in shares)	(1,041,890)	(803,266)
Forfeited (in shares)	(182,517)	(121,681)
Outstanding, end of year (in shares)	2,691,288	2,573,894
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	1,619,941	1,741,884
Granted and reinvested dividends (in shares)	78,939	80,252
Exercised (in shares)	(277,439)	(192,718)
Forfeited (in shares)	(99)	(9,477)
Outstanding, end of year (in shares)	1,421,342	1,619,941